CONTRACT LIABILITIES - Transaction price allocated to remaining performance obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	$ 12,649	$ 11,404
Customer loyalty scheme
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	$ 11,642	$ 10,921
Customer loyalty scheme | Minimum
CONTRACT LIABILITIES
Customer loyalty points validity period (in years)	2 years	2 years
Customer loyalty scheme | Maximum
CONTRACT LIABILITIES
Customer loyalty points validity period (in years)	5 years	5 years
Prepaid cards and issued vouchers
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	$ 1,007	$ 483
Within one year
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	9,669	8,306
Within one year | Customer loyalty scheme
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	8,662	7,823
Within one year | Prepaid cards and issued vouchers
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	1,007	483
Over 1 year but within 2 years
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	2,898	3,019
Over 1 year but within 2 years | Customer loyalty scheme
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	2,898	3,019
Over 2 years
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	82	79
Over 2 years | Customer loyalty scheme
CONTRACT LIABILITIES
Transaction price allocated to the remaining performance obligation	$ 82	$ 79